Schedule of Property and Equipment Estimated Useful Lives (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	[1]	[2]
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	2 years	2 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years	7 years

[1]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.
[2]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.